SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2018
Separate Financial Statements [Abstract]
SUBSIDIARY PUBLIC ISSUER
SUBSIDIARY PUBLIC ISSUERS
BOP Split was incorporated for the purpose of being an issuer of preferred shares and owning a portion of the partnership’s investment in BPO common shares. Pursuant to the terms of a Plan of Arrangement, holders of outstanding BPO Class AAA Preferred Shares Series G, H, J and K, which were convertible into BPO common shares, were able to exchange their shares for BOP Split Senior Preferred Shares, subject to certain conditions. The BOP Split Senior Preferred shares are listed on the TSX and began trading on June 11, 2014. All shares issued by BOP Split are retractable by the holders at any time for cash.

In connection with an internal restructuring completed in July 2016, the partnership and certain of its related entities agreed to guarantee all of BPO’s Class AAA Preferred Shares and all of BPO’s debt securities issued pursuant to BPO’s indenture dated December 8, 2009.

In April 2018, the partnership formed two subsidiaries, Brookfield Property Finance ULC and Brookfield Property Preferred Equity Inc. to act as issuers of debt and preferred securities, respectively.  The partnership and certain of its related entities have agreed to guarantee securities issued by these entities.

The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, Brookfield Property Finance ULC, Brookfield Property Preferred Equity Inc. and the holding entities:

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
Year ended December 31, 2018
Revenue	$—	$27	$166	$—	$8	$1,192	$167	$5,679	$7,239
Net income attributable to unitholders(1)	767	417	(1,419)	—	—	1,978	(34)	269	1,978

Year ended December 31, 2017
Revenue	$—	$—	$197	$—	$—	$1,518	$—	$4,420	$6,135
Net income attributable to unitholders(1)	138	(409)	(763)	—	—	375	17	1,017	375

Year ended December 31, 2016
Revenue	$—	$—	$201	$—	$—	$477	$—	$4,674	$5,352
Net income attributable to unitholders(1)	671	94	416	—	—	1,793	—	(1,181)	1,793

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
As of Dec. 31, 2018
Current assets	$—	$52	$151	$—	$596	$6,144	$330	$(1,163)	$6,110
Non-current assets	13,273	11,748	20,359	—	—	30,277	1,775	37,974	115,406
Assets held for sale	—	—	—	—	—	—	—	1,004	1,004
Current liabilities	—	2,806	678	—	593	5,731	1,834	(1,499)	10,143
Non-current liabilities	—	3,053	4,738	—	—	2,406	5	55,272	65,474
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	163	163
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	16,172	18,456
Equity attributable to unitholders(1)	$13,273	$5,941	$12,810	$—	$3	$28,284	$266	$(32,293)	$28,284

As of Dec. 31, 2017
Current assets	$—	$93	$91	$—	$—	$3,019	$24	$(748)	$2,479
Non-current assets	8,190	13,310	21,234	—	—	28,194	1,532	7,975	80,435
Assets held for sale	—	—	—	—	—	—	—	1,433	1,433
Current liabilities	—	544	5,518	—	—	1,186	845	2,420	10,513
Non-current liabilities	—	4,695	1,726	—	—	7,841	743	22,389	37,394
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	1,316	1,316
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	10,654	12,938
Equity attributable to unitholders(1)	$8,190	$8,164	$11,797	$—	$—	$22,186	$(32)	$(28,119)	$22,186

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.